Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.4937	£ 0.4900	£ 0.4783
Dividends paid	£ 922	£ 1,413	£ 892
Scrip dividend	£ 844	£ 303	£ 758
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.1721	£ 0.1700	£ 0.1657
Dividends paid	£ 339	£ 348	£ 335
Scrip dividend	£ 282	£ 249	£ 241
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.3216	£ 0.3200	£ 0.3126
Dividends paid	£ 583	£ 1,065	£ 557
Scrip dividend	£ 562	£ 54	£ 517